united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Wealthfront Risk Parity Fund

Class W Shares (WFRPX)

Semi-Annual Report

April 30, 2022

1-877-910-4232

www.wealthfront.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Wealthfront Risk Parity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

April 30, 2022

Principal Amount		Yield Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS - 115.5%
	U.S. TREASURY SECURITIES - 105.5%
$116,000,000	U.S. Treasury Bill	0.05	5/5/2022	$115,999,138
78,000,000	U.S. Treasury Bill	0.12	5/12/2022	77,996,949
73,000,000	U.S. Treasury Bill*	0.19	5/19/2022	72,992,761
98,500,000	U.S. Treasury Bill	0.29	5/26/2022	98,479,791
159,000,000	U.S. Treasury Bill	0.31	6/2/2022	158,955,811
61,500,000	U.S. Treasury Bill*	0.41	6/9/2022	61,472,329
34,500,000	U.S. Treasury Bill*	0.57	6/23/2022	34,470,848
404,500,000	U.S. Treasury Bill*	0.68	6/30/2022	404,039,262
107,000,000	U.S. Treasury Bill*	0.72	7/7/2022	106,856,921
82,000,000	U.S. Treasury Bill*	0.77	7/14/2022	81,871,301
135,000,000	U.S. Treasury Bill*	0.81	7/21/2022	134,754,675
91,000,000	U.S. Treasury Bill	0.82	7/28/2022	90,817,469
	TOTAL U.S. TREASURY SECURITIES (Cost - $1,438,887,103)			1,438,707,255

Shares
	MONEY MARKET FUND - 10.0%
136,922,170	First American Treasury Obligations Fund - Institutional Shares, 0.28% + (Cost - $136,922,170)			136,922,170

	TOTAL INVESTMENTS - 115.5% (Cost - $1,575,809,273)			$1,575,629,425
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (15.5)%			(211,651,218)
	NET ASSETS - 100.0%			$1,363,978,207

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2022.

*	All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS

				Average			Upfront	Unrealized
Notional Amount	Number of			Financing			payments/	Appreciation/
at April 30, 2022	Shares	Description#	Index	Spread	Termination Date	Counterparty	receipts	(Depreciation)^
$75,118,343	658,960	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	5/6/2022	JPM	$—	$(6,627,127)
420,852,451	3,697,260	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	5/9/2022	JPM	—	(36,011,614)
51,606,202	453,017	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	1/31/2023	JPM	—	(4,849,744)
93,997,841	886,875	iShares Core U.S. Aggregate Bond ETF	OBFR	34 bps	5/8/2023	JPM	—	(2,806,369)
76,373,104	699,586	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	29 bps	5/6/2022	JPM	—	(10,232,781)
81,001,354	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	29 bps	5/9/2022	JPM	—	(10,805,047)
378,424	3,453	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	29 bps	11/22/2022	JPM	—	(63,331)
39,781,365	366,111	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	29 bps	1/31/2023	JPM	—	(6,145,953)
71,380,056	734,628	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	29 bps	5/8/2023	JPM	—	(4,646,091)
337,088,788	2,645,221	iShares TIPS Bond ETF	OBFR	16 bps	8/8/2022	JPM	—	(5,629,104)
5,900,705	46,230	iShares TIPS Bond ETF	OBFR	16 bps	11/1/2022	JPM	—	(179,799)
50,458,794	401,477	iShares TIPS Bond ETF	OBFR	16 bps	3/8/2023	JPM	—	(1,440,165)
87,977,761	718,863	iShares TIPS Bond ETF	OBFR	16 bps	5/8/2023	JPM	—	(973,170)
76,110,316	628,216	iShares TIPS Bond ETF	OBFR	16 bps	5/19/2023	JPM	—	(91,471)
22,028,038	182,292	iShares TIPS Bond ETF	OBFR	16 bps	5/22/2023	JPM	—	39,525
13,208,348	32,964	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/6/2022	JPM	—	488,727
14,107,578	34,710	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/9/2022	JPM	—	314,021
47,613,735	114,559	SPDR S&P 500 ETF Trust	OBFR	24 bps	6/6/2022	JPM	—	(4,293)
78,286	189	SPDR S&P 500 ETF Trust	OBFR	24 bps	6/13/2022	JPM	—	268
13,071,678	29,860	SPDR S&P 500 ETF Trust	OBFR	24 bps	9/6/2022	JPM	—	(716,544)
4,017,890	8,935	SPDR S&P 500 ETF Trust	OBFR	24 bps	4/24/2023	JPM	—	(339,956)
20,215,858	44,761	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/4/2023	JPM	—	(1,782,615)
10,621,880	23,452	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/5/2023	JPM	—	(963,954)
4,239,628	9,398	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/8/2023	JPM	—	(369,234)
3,318,992	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	5/6/2022	JPM	—	(253,389)
171,515	3,397	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	11/4/2022	JPM	—	(41,053)
9,744,358	194,537	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	11/8/2022	JPM	—	(904,222)
36,402,051	726,083	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	1/6/2023	JPM	—	(3,362,541)
1,786,459	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	3/1/2023	JPM	—	(130,669)
30,472,692	617,982	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	3/8/2023	JPM	—	(2,755,028)
11,977,917	254,112	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	4/3/2023	JPM	—	(589,186)
5,214,346	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	4/10/2023	JPM	—	(207,734)

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

April 30, 2022

TOTAL RETURN SWAPS (Continued)

				Average			Upfront	Unrealized
Notional Amount	Number of			Financing			payments/	Appreciation/
at April 30, 2022	Shares	Description#	Index	Spread	Termination Date	Counterparty	receipts	(Depreciation)^
$16,462,523	342,755	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	5/4/2023	JPM	$—	$(1,125,366)
7,893,038	162,911	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	5/5/2023	JPM	—	(603,275)
26,807,140	557,094	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	5/8/2023	JPM	—	(1,877,837)
7,059,489	150,063	Vanguard FTSE Developed Markets Index ETF	OBFR	34 bps	5/19/2023	JPM	—	(344,951)
2,702,072	51,195	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	8/26/2022	JPM	—	(434,002)
2,418,645	48,499	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	8/29/2022	JPM	—	(269,819)
20,772,416	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	10/24/2022	JPM	—	(2,371,380)
37,998,698	759,822	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	11/4/2022	JPM	—	(4,666,345)
5,159,637	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	1/3/2023	JPM	—	(547,869)
45,247,730	909,326	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	1/6/2023	JPM	—	(5,293,000)
10,734,733	217,459	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	1/20/2023	JPM	—	(1,176,785)
11,672,812	256,657	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	34 bps	5/19/2023	JPM	—	(529,887)
47,291,721	478,693	Vanguard Real Estate Index ETF	OBFR	24 bps	6/6/2022	JPM	—	3,680,484
56,442	581	Vanguard Real Estate Index ETF	OBFR	24 bps	6/10/2022	JPM	—	5,432
3,762,158	36,960	Vanguard Real Estate Index ETF	OBFR	24 bps	7/22/2022	JPM	—	174,784
13,316,386	130,835	Vanguard Real Estate Index ETF	OBFR	24 bps	11/4/2022	JPM	—	453,485
1,071,019	10,203	Vanguard Real Estate Index ETF	OBFR	24 bps	3/1/2023	JPM	—	(5,634)
10,776,522	102,614	Vanguard Real Estate Index ETF	OBFR	24 bps	3/8/2023	JPM	—	(48,424)
46,187,944	426,206	Vanguard Real Estate Index ETF	OBFR	24 bps	5/4/2023	JPM	—	(1,907,132)
18,365,974	166,238	Vanguard Real Estate Index ETF	OBFR	24 bps	5/5/2023	JPM	—	(1,094,625)
1,830,536	16,816	Vanguard Real Estate Index ETF	OBFR	24 bps	5/19/2023	JPM	—	(83,642)
							$—	$(120,145,431)

#	Each total return swap accesses a single exchange-traded fund as referenced below and pays monthly.

^	Includes accrued dividend and income and swap fees.

ETF - Exchange-Traded Fund

JPM - JP Morgan

OBFR - Overnight Bank Funding Rate

Holdings by type of investment	% of Net Assets
Short Term Investments:
U.S. Treasury Securities	105.5%
Money Market Fund	10.0%
Liabilities In Excess Of Other Assets	(15.5)%
100.0%

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2022

ASSETS
Investment securities:
At cost	$1,575,809,273
At fair value	$1,575,629,425
Interest receivable	25,071
Receivable for Fund shares sold	355,130
Receivable for swap	391,205
Prepaid expenses & other assets	4,217
TOTAL ASSETS	1,576,405,048

LIABILITIES
Net unrealized depreciation on swap contracts	120,145,431
Payable for securities purchased	90,827,256
Payable for Fund shares redeemed	1,174,531
Advisory fees payable	279,384
Accrued expenses and other liabilities	239
TOTAL LIABILITIES	212,426,841
NET ASSETS	$1,363,978,207

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$1,511,917,055
Accumulated earnings	(147,938,848)
NET ASSETS	$1,363,978,207

Net Asset Value Per Share:
Class W Shares:
Net Assets	$1,363,978,207
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	157,402,742
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.67

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2022

INVESTMENT INCOME
Interest	$796,019

EXPENSES
Investment advisory fees	1,805,148
Legal fees	1,258
Trustees fees and expenses	5,079
TOTAL EXPENSES	1,811,485

NET INVESTMENT LOSS	(1,015,466)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SWAP CONTRACTS
Net realized gain/(loss) on:
Investments	1
Swap contracts	(26,585,658)
(26,585,657)

Net change in unrealized depreciation on:
Investments	(109,509)
Swap contracts	(225,840,882)
(225,950,391)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS	(252,536,048)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(253,551,514)

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	April 30, 2022	October 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment loss	$(1,015,466)	$(2,896,331)
Net realized gain/(loss) from investments and swap contracts	(26,585,657)	109,029,994
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	(225,950,391)	92,544,299
Net increase/(decrease) in net assets resulting from operations	(253,551,514)	198,677,962

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(47,738,243)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	275,568,490	738,795,595
Payments for shares redeemed:	(195,601,483)	(327,172,768)
Net increase in net assets from shares of beneficial interest	79,967,007	411,622,827

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(221,322,750)	610,300,789

NET ASSETS
Beginning of year/period	1,585,300,957	975,000,168
End of year/period	$1,363,978,207	$1,585,300,957

SHARE ACTIVITY
Shares sold	28,092,463	73,315,711
Shares redeemed	(20,324,484)	(32,294,396)
Net increase in shares of beneficial interest outstanding	7,767,979	41,021,315

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class W (1)
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2022		October 31,		October 31,		October 31,	October 31,
	(Unaudited)		2021		2020		2019	2018
Net asset value, beginning of year/period	$10.59		$8.98		$10.59		$8.36	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	(0.01)		(0.02)		0.05		0.18	0.11
Net realized and unrealized gain/(loss) on investments	(1.59)		1.63		(1.39)		2.23	(1.68	) (3)
Total from investment operations	(1.60)		1.61		(1.34)		2.41	(1.57)
Less distributions from:
Net investment income	—		—		(0.05)		(0.18)	(0.07)
Net realized gains	(0.32)		—		(0.22)		—	—
Return of capital	—		—		(0.00	) (8)	—	—
Total distributions	(0.32)		—		(0.27)		(0.18)	(0.07)

Net asset value, end of year/period	$8.67		$10.59		$8.98		$10.59	$8.36
Total return (4)	(15.60)%		17.93	% (9)	(12.94)%		29.08%	(15.68)%
Net assets, end of year/period (000’s)	$1,363,978		$1,585,301		$975,000		$997,925	$758,869

Ratio of expenses to average net assets (5)	0.24	% (6)	0.24%		0.24%		0.24%	0.27	% (6)
Ratio of net investment income/(loss) to average net assets (5)	(0.14	)% (6)	(0.21)%		0.49%		1.92%	1.56	% (6)
Portfolio Turnover Rate	0	% (7)	0%		0%		0%	0	% (7)

(1)	The Wealthfront Risk Parity Fund commenced operations on January 22, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the Statement of Operations due to the share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not Annualized.

(8)	Amount represents less than $0.005.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

1.	ORGANIZATION

Wealthfront Risk Parity Fund (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund offers Class W shares. The Fund commenced investment operations for Class W shares on January 22, 2018. The Fund’s investment objective is to seek long-term total return, which consists of both capital appreciation and income.

On January 26, 2022, Wealthfront Corporation, the Adviser’s parent company, agreed to be acquired by UBS Americas, Inc. (“UBS”). As part of this transaction, the Adviser would become an indirect wholly owned subsidiary of UBS. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to the regulatory approvals and other closing conditions, the transaction is expected to be completed in the second half of 2022.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities, including U.S. government obligation (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost which approximates fair value.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Fund’s assets and liabilities measured at fair value:

Wealthfront Risk Parity Fund

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$1,438,707,255	$—	$1,438,707,255
Money Market Fund	136,922,170	—	—	136,922,170
Total	$136,922,170	$1,438,707,255	$—	$1,575,629,425

Liabilities *
Swap Contracts	—	120,145,531	—	120,145,531
Total Liabilities	$—	$120,145,531	$—	$120,145,531

*	Refer to the Portfolio of Investments for classification.

The Fund did not hold any Level 3 securities during the six months ended April 30, 2022.

Security Transactions and Investment Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributions from net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2018-October 31, 2020, or is expected to be taken in the Fund’s October 31, 2021 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Swap Agreements – The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.

For the six months ended April 30, 2022, the net change in unrealized depreciation on swap contracts subject to equity risk was $225,840,882. For the six months ended April 30, 2022, the Fund had a realized loss of $26,585,658 on swap contracts subject to equity risk.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of April 30, 2022.

					Gross Amounts Not Offset in the
					Statement of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amount of
	Gross Amounts of	Statement of	Liabilities Present in the
	Recognized	Assets and	Statement of Assets and		Financial		Cash Collateral
Description	Assets	Liabilities	Liabilities		Instruments		Pledged	Total
Swap Contracts	$5,156,726	$(125,302,157)	$(120,145,431	) (1)	$—	(2)	$—	$(120,145,431)
Total	$5,156,726	$(125,302,157)	$(120,145,431)		$—		$—	$(120,145,431)

(1)	Net unrealized depreciation as presented in the Portfolio of Investments.

(2)	Total value of securities pledged as collateral to broker as of April 30, 2022 was $124,173,281.

The notional value of the derivative instruments outstanding as of April 30, 2022 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months ended April 30, 2022 as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the fund expects risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended April 30, 2022, there were no aggregate purchases and sales of investments (excluding U.S. Government securities and short-term investments).

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to commodities risk, correlation risk, counterparty credit risk, credit risk, cybersecurity risk, derivatives risk, emerging market risk, equity risk, fixed income securities risk (including call risk, credit risk, duration risk, interest rate risk, liquidity risk, and prepayment and extension risk), foreign (non U.S.) investment risk, forward and futures contract risk, gap risk, high portfolio turnover risk, interest rate risk, investment companies and exchange-traded funds risk (including other ETF risk and money market fund risk), leveraging risk, LIBOR risk, managed volatility strategy risk, management risk, market risk, market events risk, model and data risk, real estate investment trusts risk, regulatory risk, swap agreements risk, swap risk, tax risk, treasury inflation-protected securities (“TIPS”) risk, U.S. government securities risk and volatility risk.

Commodities Risk - Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate.

Correlation Risk - Because the Fund’s investment strategy seeks to balance risk across multiple asset classes, to the extent the asset classes become correlated in a way not anticipated by Wealthfront Strategies LLC (the “Adviser”), the Fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.

Counterparty Credit Risk - The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements with only a single counterparty or with a limited number of counterparties, which as a result increases the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result. These risks are magnified by the Fund’s limited number of counterparties.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Credit Risk - The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, including as an asset of an ETF or as the issuer of the reference asset of a total return swap, is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity.

Derivatives Risk - In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivative instruments may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Certain derivatives require the Fund to make margin payments and the Fund may have to post additional margin if the value of the derivative position decreases in a manner adverse to the Fund.

Emerging Market Risk – Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative and share the risks of foreign developed markets but to a greater extent. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets, which may result in increased price volatility of emerging market investments.

Foreign (Non-U.S.) Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Interest Rate Risk - Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rates in the United States are currently at historically low levels. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

Investment Companies and ETFs Risk - When the Fund invest in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company. The Fund will also bear brokerage costs when it purchases and sells ETFs. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs are subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; or underlying managed index and (5) a passively managed ETF may hold troubled securities. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Certain money market mutual funds are not required to preserve the value of the Fund’s investment at $1.00 per share.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”).

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced its intention to cease its active encouragement of banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of certain LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative basis after June 30, 2023. The U.S. Federal Reserve has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace USD LIBOR. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Model and Data Risk - Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on models, and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments and to provide risk management insights. The Fund may be exposed to additional risks when Models and Data prove to be incorrect or incomplete. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the models used by the Adviser will not be successful in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Swap Risk - Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by the Fund or the counterparty in accordance with its terms. If a swap were to terminate, the Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective.

TIPS Risk - TIPS are debt instruments issued by the United States Department of the Treasury. The principal of TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When TIPS mature, investors are paid the adjusted principal or original principal, whichever is greater. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. Inflation-indexed bonds generally pay a lower nominal interest rate than a comparable non-inflation-indexed bond. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to credit risk, interest rate risk, and duration risk.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Fund or an underlying fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s or an underlying fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund. In addition, the Fund’s derivative investments can be highly volatile, and the Fund may experience large losses when buying, selling or holding such instruments. High volatility may have an adverse impact on the Fund.

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTION WITH RELATED PARTIES

Wealthfront Strategies LLC serves as the Fund’s investment adviser. Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, provides the investment management program for the Fund. Effective February 28, 2019, as compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a unitary fee computed and accrued daily, and paid monthly, based on the Fund’s average daily net assets at the annual rate of 0.24%. Pursuant to the advisory agreement, the Fund incurred $1,805,148 in advisory fees for the six months ended April 30, 2022.

The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by the Fund, except for the Fund’s pro rata portion of the fees and expenses associated with the Fund’s independent trustees (including independent trustees legal counsel fees), brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. The fee is computed daily and payable monthly.

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Ultimus Fund Solutions, LLC.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser, on behalf of the Fund, pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser on behalf of the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser on behalf of the Fund.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized depreciation at April 30, 2022, were as follows:

Cost for Federal Tax purposes	$1,575,809,273

Unrealized Appreciation	$5,166,565
Unrealized Depreciation	(125,491,843)
Tax Net Unrealized Depreciation	$(120,325,278)

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

6. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended October 31, 2021 and October 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2021	October 31, 2020
Ordinary Income	$—	$5,026,060
Long-Term Capital Gain	—	21,568,633
Return of Capital	—	415,202
	$—	$27,009,895

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss
Ordinary	Long-Term	and	Carry
Income	Gains	Late Year Loss	Forwards
$—	$47,725,797	$—	$—

Other	Unrealized	Total
Book/Tax	Appreciation/	Accumulated
Differences	(Depreciation)	Earnings/(Deficit)
$—	$105,625,112	$153,350,909

During the year ended October 31, 2021, the Fund utilized capital loss carryforwards of $59,189,575.

During the fiscal year ended October 31, 2021, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, and tax adjustment for equalization credits, resulted in reclassifications for the Fund for the fiscal year ended October 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings/(Losses)
$(781,709)	$781,709

Wealthfront Risk Parity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

April 30, 2022

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of April 30, 2022, Wealthfront Brokerage Corporation, holding shares for the benefit of others in nominee name, held approximately 100% of the voting securities of the Fund.

8. RECENT REGULTORY UPDATES

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Wealthfront Risk Parity Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2022

As a shareholder of the Wealthfront Risk Parity Fund, you incur ongoing costs, including management fees and certain Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 through April 30, 2022.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical (5% return before
			Actual		expenses)
Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period	Account Value	During Period
	Expense Ratio	11/1/2021	4/30/2022	11/1/21-4/30/22	4/30/2022	11/1/21-4/30/22

Wealthfront Risk Parity Fund *	0.24%	$1,000.00	$844.00	$1.10	$1,023.60	$1.20

*	Expense information is equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Wealthfront Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2022

Approval of Advisory Agreement

Wealthfront Risk Parity Fund

At a meeting held on December 8-9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between Wealthfront Strategies, LLC (“Wealthfront” or the “Adviser”) and the Trust, on behalf of the Wealthfront Risk Parity Fund (“the Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Wealthfront; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Wealthfront. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Wealthfront related to the services provided pursuant to the Advisory Agreement with the Trust on behalf of the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; a review of the financial condition of Wealthfront; an overview of the personnel that perform advisory, compliance, and operational services for the Fund; a quarterly written report containing Wealthfront’s performance commentary; Wealthfront’s compliance program, including its business continuity policy, information systems security policy, and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Wealthfront’s compliance program; information regarding the Adviser’s compliance and regulatory history; and an independent report prepared by Broadridge analyzing the performance record and fees and expenses of the Fund as compared to other mutual funds with similar investment strategies.

In reaching its conclusions with respect to the nature, extent and quality of services to be provided by Wealthfront under the Advisory Agreement, the Board considered the level and sophistication of Wealthfront’s employees’ asset management, risk management, and operations and compliance experience and that there had been no changes to the ownership structure of Wealthfront over the previous year. The Board noted that they had met with senior representatives of Wealthfront and were comfortable with their expertise. The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of Wealthfront and procedures reasonably designed to ensure compliance with

Wealthfront Risk Parity Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

April 30, 2022

federal securities laws. The Board noted that Wealthfront appeared to have adequate capacity to operate both its investment and compliance program, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Wealthfront had adopted cybersecurity and business continuity policies and procedures, and that Wealthfront’s risk management and associated policies appeared to be operating effectively to identify and monitor risks The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Fund and that the Adviser had continued to provide the same level, nature, extent and quality of services to the Fund. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Wealthfront, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Wealthfront’s management and the quality of the performance of Wealthfront’s duties. The Board concluded that Wealthfront had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services provided by Wealthfront to the Fund were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that in addition to the materials reviewed in advance of this Meeting, it reviewed at its regularly scheduled meetings information about the Fund’s performance results. Among other data, the Board considered the performance of the Fund for the one-year, three-year and since inception periods ended August 31, 2021 as compared to the Fund’s composite benchmark index and against the performance of a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. The Board noted that, while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board also noted the Adviser’s discussion of the differences of the Fund from certain of the funds in the peer group. The Board considered that the Fund underperformed the median of its Peer Group and the median of its Morningstar category (World Allocation) for the each of the one-year, three-year, and since inception periods, but also noted that the Fund delivered positive performance in each period.

The Board also took into account Wealthfront’s discussion of the Fund’s performance, including the quarterly written report containing Wealthfront’s performance commentary. The Board took note of the Fund’s strong performance prior to the market disruption due to the COVID pandemic and Wealthfront’s explanation of the factors that contributed to the Fund’s underperformance since then, and concluded that shorter-term performance fluctuations are not necessarily indicative of longer-term underperformance. The Board concluded that the Fund’s overall performance was satisfactory and that the Fund’s underperformance was being monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Wealthfront with respect to the Fund, the Board considered a comparison of the Fund’s unitary fee and net operating expense ratios to the contractual management fees and total net expenses of the funds in its Peer Group. The Board noted that Wealthfront charged a unitary fee of 0.24%, exclusive of brokerage fees and commissions, taxes, borrowing costs such as dividend expense on securities sold short and interest, fees and expenses of other investment companies in which the Fund may invest, extraordinary or non-recurring expenses, and the Fund’s allocated pro-rata portion of fees and expenses of the Independent Trustees and their legal counsel. The Board noted that the Fund’s unitary fee as compared to the contractual management fees and total net operating expenses were lower than the median of both its Peer Group and Morningstar category, respectively. The Board took into account Wealthfront’s discussion of the Fund’s expenses. The Board also noted that Wealthfront did not manage any other accounts or funds that are similarly managed to the Fund.

Based on the factors above, the Board concluded that the advisory fee paid to Wealthfront by the Fund was not unreasonable.

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April 30, 2022

Profitability. The Board considered Wealthfront’s profitability and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Wealthfront based on current asset levels of the Fund and considered the net profits of Wealthfront after its expenses were deducted from the unitary fee. The Board noted the direct and indirect costs of operating the Fund were provided by Wealthfront in that analysis and concluded that Wealthfront’s profitability from its relationship with the Fund was not excessive.

Economies of Scale. The Board considered whether Wealthfront would realize economies of scale with respect to its management of the Fund as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the Fund’s unitary fee did not currently have breakpoints. The Board considered Wealthfront’s discussion of the Fund’s advisory fee structure. The Board also considered the profitability analysis included in the Board Materials. The Board also took into account that Wealthfront had previously reduced the Fund’s unitary fee, and that the Fund’s unitary fee and total net operating expenses were the lowest in the Fund’s Peer Group. The Board concluded that the Fund’s current fee structure was appropriate.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by Wealthfront from its association with the Fund. The Board considered that Wealthfront did not anticipate receiving any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Fund. The Board concluded that any potential benefits are reasonable.

Conclusion. The Board, having requested and received such information from Wealthfront as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the Advisory Agreement renewal, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of the Fund’s performance and operations throughout the year.

In connection with the proposed acquisition of Wealthfront Corporation, the Adviser’s parent company, by UBS Americas, Inc. (the “Transaction”), on April 20, 2022, the Board approved an interim advisory agreement between the Adviser and the Trust on behalf of the Fund (the “Interim Advisory Agreement”) and a new advisory agreement between the Adviser and the Trust on behalf of the Fund (the “New Advisory Agreement”). The New Advisory Agreement is subject to shareholder approval. Disclosure regarding the basis for the Board’s approval of the New Advisory Agreement will be included in the proxy statement to be filed with the SEC connection with the Transaction.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads	We collect your personal information, for example, when you
Shared Trust collect my personal information?	● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-910-4232 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to Form N-PORT. Form N-PORT are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-910-4232.

INVESTMENT ADVISER
Wealthfront Strategies LLC
261 Hamilton Avenue
Palo Alto, CA 94301

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Change in registrant’s independent public accountant is filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/22

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/7/22